LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss		$ 10,631,720	$ 8,306,051
Shareholders' equity	[1]	3,686,998	6,545,771	$ 15,006,622
Working capital deficit		2,021,124
Accumulated deficit		41,807,573	$ 31,175,853
Cash and cash equivalents		$ 1,537,244

[1]	Common Stock has been retroactively adjusted to reflect the decreased number of shares resulting from a 1 for 20 reverse stock split throughout the consolidated financial statements unless otherwise stated.